SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
SHARE CAPITAL

16.SHARE CAPITAL

(a)	AUTHORIZED SHARE CAPITAL

The Company’s authorized share capital consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

(b)	ISSUED SHARE CAPITAL

On May 11, 2023, pursuant to the Investor Rights Agreement between Agnico Eagle Mines Limited (“Agnico Eagle”) and the Company, Agnico Eagle partially exercised its top-up right and subscribed for 3,987,241 common shares of the Company at a price of C$6.27 per common share, for proceeds of C$25,000,000 ($18,551,000). The Company incurred transaction costs of C$156,000 ($117,000).

(c)	WARRANTS

The following summarizes information about the warrants outstanding during the year.

	Exercise		December 31,						December 31,
Expiry date	price		2022		Exercised		Expired		2023
December 18, 2026	C$	3.00		29,545,000		(1,291,800)		—		28,253,200

Weighted average exercise price			C$	3.00	C$	3.00	C$	—	C$	3.00